Financial Instruments and Risk Management (Tables)	12 Months Ended
Oct. 31, 2021
Financial Instruments and Risk Management
Schedule of sensitivity analysis

Derivative Liability measured through FVTPL
$
Balance at October 31, 2020	-
Contingent consideration from acquisition of Smoke Cartel	1,319
Put obligation liability from acquisition of FABCBD	3,722
Put obligation liability from acquisition of Blessed CBD	4,323
Loss included in 'Loss on revaluation of derivative liability'	(578)
Balance at October 31, 2021	8,786

Sensitivity Analysis
$
Expected cash flows (10% movement)	710

Schedule of aging profile of accounts receivable and allowance for expected credit loss

As at	October 31, 2021	October 31, 2020
	$	$
Current (for less than 30 days)	3,794	1,822
31 – 60 days	533	246
61 – 90 days	333	202
Greater than 90 days	1,978	762
Less allowance	(144)	(359)
	6,494	2,673

Schedule of maturities of financial liabilities

	Contractual cash flows	Less than one year	1-3 years	3-5 years	Greater than 5 years
	$	$		$	$
October 31, 2020
Accounts payable and accrued liabilities	6,421	6,421	-	-	-
Notes payable	4,528	1,939	2,290	162	137
Derivative liability	764	-	-	764	-
Convertible debentures	25,822	14,446	-	11,376	-
Undiscounted lease obligations	24,184	3,283	9,142	5,335	6,424
Total	61,719	26,089	11,432	17,637	6,561
October 31, 2021
Accounts payable and accrued liabilities	18,532	18,532	-	-	-
Notes payable	17,493	5,600	78	11,755	60
Derivative liability	11,673	9,980	1,693	-	-
Convertible debentures	8,163	946	-	7,217	-
Undiscounted lease obligations	35,201	8,454	12,773	6,382	7,592
Total	91,062	43,512	14,544	25,354	7,652

Schedule of carrying amounts of foreign currency denominated monetary assets and monetary liabilities

(Canadian dollar equivalent amounts of US dollar and Euro balances)	October 31, 2021	October 31, 2021	October 31, 2021	October 31, 2021	October 31,
	(GBP)	(Euro)	(USD)	Total	2020
	$	$	$	$	$
Cash	1,323	139	2,570	4,032	975
Accounts receivable	474	73	342	889	653
Accounts payable and accrued liabilities	(609)	(1,281)	(2,516)	(4,406)	(1,728)
Net monetary assets	1,188	(1,069)	396	515	(100)